Property, Plant and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Capital leases included in plant, property and equipment	22,300,000	$ 23,500,000
Gross property, plant and equipment	2,186,407,000	2,277,733,000
Less: Accumulated depreciation	(1,523,163,000)	(1,567,268,000)
Property, plant and equipment, net	663,244,000	710,465,000	1,265,940,000
Land
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	15,721,000	16,652,000
Land improvements
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	15,898,000	13,615,000
Land improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Land improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	20 years
Buildings and improvements
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	205,409,000	192,346,000
Buildings and improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Buildings and improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	40 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	1,861,965,000	1,969,493,000
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	20 years
Uncompleted construction
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	87,414,000	$ 85,627,000